Investee Companies and Other Investments - Schedule of Composition of Advances on Account of Investments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Development of PV Projects in Italy [Member]
Investee Companies and Other Investments - Schedule of Composition of Advances on Account of Investments (Details) [Line Items]
On account of development of PV projects in Italy	€ 547	€ 898